Schedule of power generation concession contract - Generation Concession Agreements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Piped Gas Distribution Service Concession [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2020	R$ 189,416	R$ 324,385
Transfers from contract assets (Note 11.2)	8,310	7,390
Transfers to intangible assets (Note 19.3)	1,398	(154,483)
Fair value recognition	33,909	12,154
Loss on disposal	(7)	(30)
Balance as of December 31, 2021	233,026	189,416
Bonus From The Grant Of Concession Agreements Under The Quota System [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2020	671,204	647,984
Transfers to electricity grid use charges - customers	(74,835)	(71,087)
Interest (Note 32.1)	134,482	94,307
Balance as of December 31, 2021	730,851	671,204
Generation Concession Agreements [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2020	81,202	69,182
Remeasurement		1,518
Reversal of impairment (Note 33.4)	2,604	10,502
Remeasurement	18,414
Balance as of December 31, 2021	R$ 102,220	R$ 81,202